STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

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AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC. * SAI DATED DECEMBER 1, 2007
AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. * SAI DATED SEPTEMBER 26, 2007
AMERICAN CENTURY GROWTH FUNDS, INC. * SAI DATED DECEMBER 1, 2007
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC. * SAI DATED APRIL 1, 2007
AMERICAN CENTURY WORLD MUTUAL FUNDS, INC. * SAI DATED SEPTEMBER 28, 2007

Supplement dated March 14, 2008

Timothy S. Webster resigned as director effective March 6, 2008. All references to him in the SAI should be deleted, with the exception of the COMPENSATION OF
DIRECTORS section.

THE FOLLOWING FOOTNOTE SHOULD BE ADDED TO TIMOTHY S. WEBSTER'S ENTRY IN THE
AGGREGATE DIRECTOR COMPENSATION TABLE IN THE COMPENSATION OF DIRECTORS SECTION
OF THE SAI:

    MR. WEBSTER RESIGNED FROM THE BOARD ON MARCH 6, 2008.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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